Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 07, 2018
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	71,860,702
Common Stock, Shares, Outstanding	71,860,702	71,860,702	71,724,902	71,724,902
Trust [Member]
Common Stock, Shares, Issued		71,860,702	71,724,902	71,724,902
Common Stock, Shares, Outstanding		71,860,702	71,724,902	71,724,902